Subsequent Events - Additional Information (Details) - American Depository Share		12 Months Ended
	Jun. 21, 2022	Feb. 28, 2022
Subsequent Event [Line Items]
Reverse stock split description		On June 21, 2022, the Group changed the ratio of its American depositary shares (“ADS”) representing its ordinary shares from two ADSs representing one ordinary share to one ADS representing ten ordinary shares. The change in the ADS ratio had the same effect as one-for-twenty reverse ADS split. There was no change to the Company’s underlying ordinary shares, and no ordinary shares was issued or cancelled in connection with the change in ADS ratio
Subsequent Event
Subsequent Event [Line Items]
Stock reverse split conversion ratio	5.00